Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 1,254	$ 1,672
Work-in-process	747	552
Finished goods	3,689	4,784
Total inventories	$ 5,690	$ 7,008